UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08763

Name of Registrant: MH Elite Portfolio of Funds, Inc.

Address of Registrant: 220 Russell Avenue
                       Rahway, NJ 07065

Name and address of agent for service: Harvey Merson
                                            or
                                       Jeff Holcombe
                                       220 Russell Avenue
                                       Rahway, NJ 07065

Registrant's telephone number, including area code: 1-800-318-7969

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2005 - December 31, 2005

Item 1: Reports to Shareholders




                     MH Elite Portfolio of Funds, Inc.
                           220 Russell Avenue
                        Rahway, New Jersey 07065
                            1-800-318-7969
                           www.mhelite.com


Dear Shareholder:


We are pleased to present our combined 2005 annual report for MH Elite Small Cap Fund of Funds and MH Elite Fund of Funds.

The economic pendulum was as strong as ever in the second half of 2005 as oil prices reached record highs and interest rates continued their ascend. On the strength of corporate earnings the economy was able to overcome the devastation and destruction caused by hurricanes Katrina and Rita, the war in Iraq, inflation fears centered on higher energy costs and wavering consumer confidence.

Though modest, the markets overall were able to end the year in positive territory. For 2005 the S&P 500 and Russell 2000 indexes were up 4.9% and 4.6%, respectively. The most widely watched barometer of the stock market, the Dow Jones Industrial Average was down .06% for the year.

The disparity in performance between large and small cap stocks and value and growth styles of investing started to shift in 2005. Over the past five years small caps significantly outperformed large cap stocks and value investing was the preferred style vs. growth investing. The consensus going forward favors growth stocks over value and large caps over small. MH Elite Funds are well positioned to reap the benefits of both styles of investing as our holdings include both value and growth funds,

The July Commerce Department's report on consumer income and spending points to a dark cloud on the horizon that could spell trouble ahead for the economy. For just the second time in 46 years consumers were spending more than they earned and the nation's savings rate fell to the lowest level ever recorded. To postpone and ignore financial needs for the future (lack of savings) to satisfy wants of today (over spending) is ill advised as it undermines the state of the economy over time.

For the year 2005, MH Elite Small Cap Fund of Funds was up 6%, outperforming the Russell 2000 index of small cap stocks return of 4.6%. The Fund's average annual return for its 3 year, 5 year and since inception on 9/1/98 are 21.2%, 8.3% and 12.3 % respectively. The Fund's 5 year average annual return ranked
#11 out of 1726 fund of funds as tracked by Morningstar. Bogle Small Cap Growth rebounded from being one of our poorest performers in 2004 to being our best performer in 2005 with a 17.3% return. Also disappointing in 2004, Bjurman
Barry Micro Cap rebounded nicely with a 10.8% return. In contrast, William
Blair Small Cap Growth reversed its fortune with a disappointing 1.1% return in 2005 after being one of our best performers in 2004. Due to poor performance and a new manager, shares of Fifth Third Micro Cap Value were sold and replaced with Bridgeway Small Cap Value and Champlain Small Company Fund. Below average returns from Bridgeway Ultra Small Co. Market (4.1%),
Wasatch Small Cap Value (4.7%) and Royce Opportunity (4.7%) were offset nicely by strong performances from Perritt Micro Cap Opportunities (14.5%), Royce Value (17.2%) and Royce Value Plus (13.2%).

MH Elite Fund of Funds was up 6.8% for 2005, outperforming both the S&P 500 return of 4.9% and the Russell 1000 index return of 6.3%. The Funds average annual return since its inception on January 13, 2004 is 8.1%. We received strong performances from Artisan Mid Cap Value (15.5%), Growth Fund of America (14.3%) and Quaker Strategic Growth (14.4%). The Fund also benefited from Hillman Focused Advantage and Hartford Capital Appreciation which were added to the portfolio early in the fourth quarter to replace Meridian Value, Jensen and AMCAP funds. The Fund is currently monitoring TCW Galileo Dividend Focused and Wasatch Heritage Growth due to their recent underperformance. While the returns of Mairs and Power Growth and Schneider Value were below average in 2005, we remain confident these two funds will shine again in the near future.

We appreciate the trust all of you have placed in our management and we would like to extend a special welcome to all new shareholders.



							Sincerely,


                                                        /s/Harvey Merson
							Harvey Merson
							President

Past Performance is no guarantee of future results. The Fund's average annual total return assumes reinvestment of all dividends and capital gain distributions. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.

                      MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds

                       Underlying Fund Diversification
                             December 31, 2005

                     Investment Category of Underlying Funds
                           (as a % of Fund assets)

Small Cap Value	         %	     Small Cap Blend         %	       Small Cap Growth          %
---------------------------------------------------------------------------------------------------
N/I Numeric Investors   7.6	   RS Investment Partners   7.8	   Bjurman-Barry Micro-Cap      6.4
Small Cap Value                                                    Growth
Royce Opportunity	5.3	   Bridgeway Ultra Small    6.2	   Royce Value Plus	        5.6
                                   Company Market
James Advantage Small   4.7 	   Bogle Small Cap Growth   6.1	   William Blair Small Cap      5.3
Cap	                           Inv                             Growth CL N
Bridgeway Small Cap     3.2	   Munder Small Cap Value   5.7	   Wasatch  Micro Cap 	  	4.9
Value CL N              	   CL A
                         	   Perritt Micro Cap        4.9	   Champlain Small Co Adv       2.3
                                   Opportunities
		                   Stratton Small Cap Value 4.9
                                   Keeley Small Cap Value   4.9
                                   Harbor Small Cap Value   4.7
                                   Royce Value Inv          4.2
                                   Wasatch Small Cap Value  3.1

            Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund



                           Value   Blend   Growth
                            25%     38%     35%


               Short-Term Securities and Other Assets - 2%









The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds

                           Schedule of Investments
                              December 31, 2005

      Mutual Funds  (97.8%)                       Shares         Value

        RS Investment Partners	                  13,160     $  434,411
        N/I Numeric Investors Small Cap Value	  25,068	423,141
        Bjurman-Barry Micro-Cap Growth	          11,502	353,005
        Bridgeway Ultra Small Company Market	  19,263	345,570
        Bogle Small Cap Growth Inv	          12,772	337,697
        Munder Small Cap Value CL A	          11,620	317,696
        Royce Value Plus Inv	                  25,911	311,712
        William Blair Small Cap Growth CL N	  12,361	293,689
        Royce Opportunity Inv	                  23,736	291,720
        Perritt Micro Cap Opportunities	           9,267	273,466
        Stratton Small Cap Value	           6,313	273,231
        Keeley Small Cap Value	                   6,211	270,969
        Wasatch  Micro Cap	                  42,511	270,367
        James Advantage Small Cap	          12,434	261,621
        Harbor Small Cap Value	                  13,155	260,868
        Royce Value Inv	                          24,385	235,804
        Bridgeway Small Cap Value CL N	          12,306	176,339
        Wasatch Small Cap Value	                  34,098	170,833
        Champlain Small Co Adv	                  11,351        124,861

                                                            -----------
        Total Mutual Funds (Cost $ 4,459,327)                 5,427,000
                                                            -----------
Short-Term Securities (1.9%)

        TD Waterhouse Money Market (Cost $ 102,697)             102,697
                                                            -----------
Total Investments in Securities (Cost  $ 4,562,024)           5,529,697

Other Assets - net (0.3%)                                        19,789
                                                            -----------
Net Assets - (100%)                                         $ 5,549,486
                                                            ===========







The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds

                     Statement of Assets and Liabilities
                               December 31, 2005

Assets

Investments in securities at value (Cost $ 4,562,024)       $ 5,529,697
Cash                                                             19,789
                                                            -----------
        Total Assets                                          5,549,486
                                                            -----------
Liabilities

        Total Liabilities                                             -
                                                            -----------

Net Assets                                                  $ 5,549,486
                                                            ===========

        Capital Stock, par $.01 (1,000,000,000
          authorized, issued and
            outstanding - 778,753)                          $     7,788
        Additional paid-in capital                            4,571,623
        Undistributed net investment income                       2,402
        Net unrealized appreciation on investments              967,673
                                                            -----------

                Net Assets                                  $ 5,549,486
                                                            ===========

Net asset value per share                                   $      7.13
                                                            ===========











The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds

                           Statement of Operations
                      For The Year Ended December 31, 2005

Investment Income

        Dividend income from underlying funds                    $    9,171
        Interest                                                        599
                                                                 ----------
                Total investment income                               9,770
                                                                 ----------
Expenses
        Investment advisory fees (note 2)                            52,500
        Administrative service fees                                  13,122
                                                                 ----------
                Total expenses                                       65,622
                                                                 ----------
Net investment loss                                                 (55,852)
                                                                 -----------
Realized and unrealized gain/(loss) on investments

        Capital gain distributions from underlying funds            428,853
        Net realized gain from investments                          130,097
        Net change in unrealized depreciation on investments       (181,717)
                                                                 ----------
        Net realized and unrealized gain on investments             377,233
                                                                 ----------
Net increase in net assets resulting from operations             $  321,381
                                                                ===========







The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds
                      Statement of Changes in Net Assets
                 For The Years Ended December 31, 2005 and 2004


                                                        2005             2004
                                                  -----------------------------
Increase (decrease) in net assets from operations
     Net investment loss                           $   (55,852)   $    (54,085)
     Capital gain distributions from
       underlying funds                                428,853         336,918
     Net realized gain on investments                  130,097         219,652
     Change in unrealized appreciation/
       (depreciation) on investments                  (181,717)        258,960
                                                  ----------------------------
     Net increase in net assets
       resulting from operations                       321,381         761,445

Distributions to shareholders                         (500,696)       (494,934)
                                                  ----------------------------

Capital share transactions (note 5)                    544,127        (316,273)
                                                  -----------------------------
Net increase (decrease)                                364,812         (49,762)

Net assets at beginning of year                      5,184,674       5,234,436
                                                  -----------------------------
Net assets at end of year                          $ 5,549,486     $ 5,184,674
                                                  =============================







The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                         MH Elite Fund of Funds
                    Underlying Fund Diversification
                          December 31, 2005


               Investment Category of Underlying Funds
                     (as a % of Fund assets)

Large Cap Value	         %	     Large Cap Blend     %	      Large Cap Growth           %
---------------------------------------------------------------------------------------------------
Dodge and Cox Stock	7.0	Cambiar Opportunity	  6.9	American Funds Growth Fund      7.1
                                                                of America CL F
---------------------------------------------------------------------------------------------------
Excelsior Value and  	5.5	Quaker Strategic Growth	  6.6	Primecap Odyssey Growth         6.8
Restructuring
---------------------------------------------------------------------------------------------------
ICAP Select Equity	5.2	Mairs & Power Growth      5.8	Brandywine Blue                 6.4
---------------------------------------------------------------------------------------------------
Hotchkis & Wiley Large 	4.2     Hartford Capital          3.6
Large Cap Value CL A            Appreciation CL A
---------------------------------------------------------------------------------------------------
Hillman Focused         4.2
Advantage
---------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------
     Mid Cap Value	  %	    Mid Cap Blend	   %	    Mid Cap Growth	        %
---------------------------------------------------------------------------------------------------
Artisan Mid Cap Value    5.3                              	 Calamos Growth CL A	        4.9
---------------------------------------------------------------------------------------------------
Hotchkis & Wiley 	 5.2	                                 Wasatch Heritage Growth	4.0
Mid Cap Value CL A
---------------------------------------------------------------------------------------------------
Schneider Value          4.7
---------------------------------------------------------------------------------------------------


               Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund

                                 Value     Blend   Growth
                                  31%       39%      28%

                       Short-Term Securities and Other Assets - 2%

                       MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds

                           Schedule of Investments
                              December 31, 2005


   Mutual Funds (98.0%)                    Shares        Value

     American Funds
        Growth Fund of America CL F	   11,685  $    358,722
     Dodge & Cox Stock	                    2,567	352,257
     Cambiar Opportunity Inst CL	   19,541	346,066
     Primecap Odyssey Growth 	           27,801	340,287
     Quaker Strategic Growth CL A	   14,191	334,052
     Brandywine Blue                   	   10,853	321,032
     Mairs & Power Growth 	            4,038	289,458
     Excelsior Value and Restructuring	    5,962	275,318
     Artisan Mid Cap Value	           14,272	267,594
     ICAP Select Equity	                    7,278	263,242
     Hotchkis and Wiley Mid Cap Value CL A  9,254	259,934
     Calamos Growth CL A 	            4,460	245,593
     Schneider Value	                   12,230	237,393
     Hotchkis and Wiley
        Large Cap Value CL A                9,997	233,336
     Hillman Focused Advantage	           14,327	211,753
     TCW Galileo Dividend Focused CL N	   18,225	211,233
     Wasatch Heritage Growth 	           17,673	200,407
     Hartford Capital Appreciation CL A	    5,028	179,555

                                                     ----------

     Total Mutual Funds (Cost $ 4,439,300)            4,927,232
                                                   ------------
   Short-Term Securities (0.7%)

     TD Waterhouse Money Market (Cost $ 36,539)          36,539
                                                   ------------
   Total Investments in Securities
       (Cost  $ 4,475,839)                            4,963,771

   Other Assets - net (1.3%)                             61,814
                                                   ------------

   Net Assets - (100%)                             $  5,025,585
                                                   ============

The accompanying notes are an integral part of these financial statements.

                         MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds
                       Statement of Assets and Liabilities
                              December 31, 2005


Assets


Investments in securities at value (Cost $ 4,475,839)	$ 4,963,771
Cash     	                                             61,814
                                                        -----------
	Total Assets	                                  5,025,585
                                                        -----------
Liabilities

	Total Liabilities	                                  -
                                                        -----------
Net Assets	                                        $ 5,025,585
                                                        ===========

	Capital Stock, par $.01 (1,000,000,000
	   authorized, issued and
              outstanding - 894,155)                    $     8,942
        Additional paid-in capital	                  4,528,686
        Undistributed net investment income                      25
        Net unrealized appreciation on investments	    487,932
                                                        -----------
                Net Assets	                        $ 5,025,585
                                                        ===========

        Net asset value per share	                $      5.62
                                                        ===========










The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds
                           Statement of Operations
                     For The Year Ended December 31, 2005

Investment income

     Dividend income from underlying funds             $   22,066
     Interest                                               1,338
                                                       ----------
           Total Investment Income                         23,404
                                                       ----------

Expenses
     Investment advisory fees (note 2)                     46,371
     Administrative service fees                           11,593
                                                       ----------
           Total Expenses                                  57,964
                                                       ----------
Net investment loss                                       (34,560)
                                                       -----------

Realized and unrealized gain on investments

     Capital gain distributions from underlying funds     139,917
     Net realized gain from investments                    32,574
     Net change in unrealized appreciation
        on investments                                    185,588
                                                       ----------
     Net realized and unrealized gain on investments      358,079
                                                       ----------
Net increase in net assets resulting from operations   $  323,519
                                                       ==========









The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds

                     Statement of Changes in Net Assets
               For The Years Ended December 31, 2005 and
The Period January 13, 2004 (commencement of operations) to December 31, 2004



                                                         2005             2004
                                                  ------------------------------
Increase (decrease) in net assets from operations
     Net investment loss                           $    (34,560)   $    (20,587)
     Capital gain distributions from
       underlying funds                                 139,917          55,595
     Net realized gain/(loss) on investments             32,574         (25,704)
     Change in unrealized appreciation
       on investments                                   185,588         302,344
                                                  -----------------------------
     Net increase in net assets
       resulting from operations                        323,519         311,648

Distributions to shareholders                          (137,907)        (29,891)
                                                  -----------------------------

Capital share transactions (note 5)                     631,185       3,927,031
                                                  -----------------------------
Net increase                                            816,797       4,208,788

Net assets at beginning of year                       4,208,788               -
                                                  -----------------------------
Net assets at end of year                           $ 5,025,585     $ 4,208,788
                                                  =============================










The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			       December 31, 2005


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

MH Elite Portfolio of Funds, Inc. is an open-end diversified management investment company under the Investment Company Act of 1940 and its securities under the Securities Act of 1933. MH Elite Portfolio of Funds, Inc. was also organized as a corporation in New Jersey on October 20, 1997. MH Elite Portfolio of Funds, Inc. offers two funds to investors; MH Elite Small Cap Fund of Funds and MH Elite Fund of Funds (collectively, 'the Funds'). The sale to its initial investor in MH Elite Small Cap Fund of Funds occurred on February 17, 1998, and the sale to its initial investor in MH Elite Fund of Funds occurred on January 13, 2004. The Funds acts as their own custodian.

The primary objective of the Funds is long-term capital appreciation through investing in diversified and non-diversified regulated investment companies that will invest in equity securities.

        The following is a summary of the Funds' significant accounting policies:

        Underlying Fund Valuation - Underlying funds are valued at the last reported net asset value as quoted by the respective fund with the resulting unrealized gains and losses included in income. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

        Federal Income Taxes - The Funds intend to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

        Distributions to Shareholders - Dividends from net investment income, if any, are declared and paid annually. Capital gains, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

                       MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			       December 31, 2004

2. INVESTMENT ADIVSORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MH Investment Management Incorporated, (the 'Adviser') furnishes the Funds with investment advice and, in general, supervises the management and investment program of the Funds. Harvey Merson and Jeff Holcombe each own 50 percent of the Adviser. Under the Investment Advisory Agreement, the Funds have agreed to pay the Investment Adviser an annual fee, payable monthly, of 1.00% of each of the Funds average daily net assets.

The expenses and fees that a shareholder of the Funds will incur are based on the Fund's average daily net assets and are as follows:
Management fees of 1.00% and other expenses of .25% for total fees of 1.25%. Other expenses of .25% will be paid to MH Investment Management Inc. as per the administrative services agreement. Under the agreement, MH Investment Management Inc. has agreed to pay the expenses incurred for the conduct of business by the Fund. The expenses incurred by the Fund that exceed 1.25%
will be paid by the Adviser.  The Funds will not pay  any   expenses   in
excess   of   1.25%.    For the period ended December 31, 2005 the management
fees for each Fund were:

        MH Elite Small Cap Fund of Funds	$ 52,500
	MH Elite Fund of Funds			$ 46,371

For the period ended December 31, 2005 other expenses for each Fund were:

        MH Elite Small Cap Fund of Funds	$ 13,122
	MH Elite Fund of Funds			$ 11,593









The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			       December 31, 2005


3. PURCHASE AND SALE OF SECURITIES

The cost of securities purchased and the proceeds from sale of securities for the period ended December 31, 2005 aggregated for each Fund was:

	                                    Purchases	      Sales
                                         ---------------------------
MH Elite Small Cap Fund of Funds	 $  1,930,596	$  1,539,816
MH Elite Fund of Funds             	 $  2,382,710	$  1,469,131

For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes. At December 31, 2005, on a tax basis, gross unrealized appreciation and depreciation on investments for each Fund was:

	                                   Appreciation	     Depreciation
                                        -----------------------------------
MH Elite Small Cap Fund of Funds	$       970,143	     $      2,470
MH Elite Fund of Funds	                $       493,452	     $      5,520


4.INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of December 31, 2004, the components of distributable earnings on a tax basis for each Fund are as follows:
	                              MH Elite Small Cap            MH Elite
                                        Fund of Funds	         Fund of Funds
                                    -------------------------------------------
Undistributed ordinary income	       $         2,402	        $          25
Undistributed long-term capital gain   $             -	        $           -
Unrealized appreciation	               $       967,673	        $     487,932

The tax character of distributions paid by the Funds during the period and years ended December 31, 2005 and 2004 are as follows:

	                     MH Elite Small Cap 	MH Elite Fund of Funds
                               Fund of Funds
                         	2005	   2004	           2005          2004
Ordinary income	             $  70,013  $ 117,115       $  27,289	      -
Long-term capital gain	     $ 430,683  $ 377,819       $ 110,618      $ 29,891







The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			       December 31, 2005

5. CAPITAL SHARE TRANSACTIONS

As of December 31, 2005, 1,000,000,000 shares of $0.01 par value capital stock were authorized. Transactions in capital stock for each Fund are as follows:

                              MH Elite Small Cap Fund of Funds

	                  For the year ended               For the year ended
                          December 31, 2005                 December 31, 2004

                          Shares           Amount        Shares       Amount
                          ------           ------       ------        ------
Shares Sold                63,205       $  454,050      196,602     $1,442,950
Shares issued in
  reinvestment of
    distributions          70,322          500,696       66,975        494,934
                        ---------       ----------      -------     ----------
                          133,527          954,746      263,577      1,937,884


Shares redeemed           (56,537)        (410,619)    (303,250)    (2,254,157)
                         ---------       ----------      -------    -----------

Net Increase/(Decrease)    76,990       $  544,127      (39,673)    $ (316,273)
                         =========      ============    ========    ===========


                                   MH Elite Fund of Funds

	                  For the year ended               For the period ended
                          December 31, 2005                 December 31, 2004 *

                          Shares           Amount        Shares       Amount
                          ------           ------       ------        ------
Shares Sold               100,184      $   538,778      801,691    $ 4,043,235
Shares issued in
  reinvestment of
    distributions          24,539          137,907 	  5,523         29,891
                        ---------       ----------      -------     ----------
                          124,723          676,685      807,214      4,073,126


Shares redeemed            (8,210)	   (45,500)     (29,572)      (146,095)
                         ---------       ----------      -------    -----------

Net Increase               116,513      $    631,185 	 777,642    $ 3,927,031
                         =========      ============    ========    ===========

* For the period January 13, 2004 (commencement of operations) to
  December 31, 2004




The accompanying notes are an integral part of these financial statements.

                      MH Elite Portfolio of Funds, Inc.

                     MH Elite Small Cap Fund of Funds
                           Financial Highlights
       For a share of capital stock outstanding throughout the period


                                  For the years ended December 31,
                           2005        2004        2003         2002       2001
                        -----------------------------------------------------------
PER SHARE DATA:

Net asset value,
beginning of period      $  7.39      $  7.06      $  4.86    $   6.28    $  5.81
-----------------------------------------------------------------------------------
Income from
Investment Operations:

Net Investment Loss (a)    (0.08)       (0.08)       (0.04)      (0.06)     (0.05)

Net Realized and
 Unrealized Gain (Loss)
  on Investments            0.53         1.19         2.24       (1.36)      0.52
                         --------     --------   ---------     --------   ---------
Total Income (Loss)
 from Investment
  Operations                0.45         1.11         2.20       (1.42)      0.47

Less Distributions         (0.71)       (0.78)           -           -          -
------------------------------------------------------------------------------------


Net asset value,
end of period            $  7.13      $  7.39      $  7.06    $    4.86   $  6.28
------------------------------------------------------------------------------------

Total Return (b)            6.09%       15.72%       45.27%      (22.6%)     8.09%
------------------------------------------------------------------------------------

Ratios and Supplement Data:

Net assets, end of
period (in 000's)        $ 5,549      $ 5,185      $ 5,234      $ 1,940   $  2,214
                         =======      =======    =========     ========   ========
Ratio of Expenses to
Average Net Assets          1.24%       1.23%        1.23%        1.23%      1.24%

Ratio of Net Investment
Income to Average
Net Assets                 -1.06%      -1.16%       -1.14%       -1.54%     -0.93%

Portfolio turnover
rate (%)                   29.67%      33.60%       53.14%        36.50%    25.00%
---------------------------------------------------------------------------------------


   (a) Per share net investment income has been determined on the average number of shares outstanding during the period.
   (b) Total return assumes reinvestment of dividends.

                       MH Elite Portfolio of Funds, Inc.

                           MH Elite Fund of Funds
                           Financial Highlights
       For a share of capital stock outstanding throughout the period


                                         For the period
                        For the year      January 13,
                           ending           2004 to
                        December 31,      December 31,
                            2005              2004
                        --------------------------------
PER SHARE DATA:

Net asset value,
beginning of period      $  5.41           $  5.00
---------------------------------------------------------
Income from
Investment Operations:

Net Investment Loss (b)    (0.03)            (0.03)

Net Realized and
 Unrealized Gain
  on Investments            0.40              0.48
                         --------         --------
Total Income
 from Investment
  Operations                0.37              0.45

Less Distributions         (0.16)            (0.04)
-----------------------------------------------------


Net asset value,
end of period            $  5.62            $ 5.41
------------------------------------------------------

Total Return (c)            6.84%             9.00%
------------------------------------------------------

Ratios and Supplement Data:

Net assets, end of
 period (in 000's)       $ 5,026           $ 4,208
                         =======           =======
Ratio of Expenses to
 Average Net Assets         1.25%            1.32% (d)

Ratio of Net Investment
 Loss to Average
  Net Assets               -0.75%           -0.70%

Portfolio turnover
 rate (%)                  32.90%           11.50%
-----------------------------------------------------


   (a) Commencement of operations began on January 13, 2004.
   (b) Per share net investment income has been determined on the average number of shares outstanding during the period.
   (c) Total return assumes reinvestment of dividends.
   (d) Annualized




The accompanying notes are an integral part of these financial statements.

                                     SANVILLE & COMPANY
                                 Certified Public Accountants
                                     1514 Old York Road
                                    Abington, PA  19001
                                       (215) 884-8460

                                 INDEPENDENT AUDITOR'S REPORT

To the Shareholders and Board of Directors of MH Elite Portfolio of Funds, Inc.

        We have audited the accompanying statement of assets and liabilities of MH Elite Small Cap Fund of Funds ('Small Cap') and MH Elite Fund of Funds ('Fund of Funds'), (collectively the 'Funds'), (each a series of MH Elite Portfolio of Funds, Inc.) including the schedules of investments, as of December 31, 2005 and the related statements of operations for the year ended, the statements of changes in net assets for each of the two years then ended for the Small Cap and for the year then ended December 31, 2005 and the period January 13, 2004 (commencement of operations) to December 31, 2004 for the Fund of Funds, and the financial highlights for each of the three years in the period then ended for the Small Cap and for the year ended December 31, 2005 and the period January 13, 2004 (commencement of operations) to December 31, 2004 for the Fund of Funds. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights for each of the two years in the period ended December 31, 2002 for the Small Cap were audited by other auditors whose report dated February 20, 2003 expressed an unqualified opinion on this information.

	We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, verified by examination through correspondence with brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the Funds as of December 31, 2005, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the period indicated therein, in conformity with accounting principles generally accepted in the United States of America.



Abington Pennsylvania                                s/ Sanville & Company
February 23, 2005

                       MH Elite Portfolio of Funds, Inc.

                              ADDITIONAL INFORMATION

                            PROXY VOTING GUIDELINES

MH Investment Management Incorporated, the Funds Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge, upon request, by calling 1-800-318-7969.


                         SCHEDULE OF INVESTMENTS (FORM N-Q)

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For the MH Elite Small Cap Fund of Funds and MH Elite Fund of Funds this would be for the fiscal quarters ending March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The MH Elite Small Cap Fund of Funds and MH Elite Fund of Funds Forms N-Q will be available on the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room). You may also obtain copies by calling the Fund at 1-800-318-7969.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

On December 19, 2005, the non-interested Board of Directors of the Funds approved the continuation of the advisory agreement for an additional year with MH Investment Management Inc. Materials provided to and discussed with the Board contained information, including comparative fund information relating to performance, advisory fees and other expenses, with respect to numerous factors, including the following:

   - The background, education and experience of the Advisor's personnel
   - Investment strategies and decision making processes
   - The nature, extent and quality of the services to be provided by the investment adviser
   - Investment performance of the Funds
   - Compensation to the adviser and analysis of the adviser's profitability with respect to the Funds
   - Financial condition and stability of the adviser
   - Possible conflicts of interest between the adviser and the Funds
   - Overall fund expenses and expense ratios of the Funds

The Board considered the scope and quality of services provided by the Advisor. Services provided by the Advisor include all operations of the Funds including portfolio management, transfer and shareholder services. Only accounting, auditing and legal services are outsourced by the adviser. Based on the fees available and paid to the adviser, the Board concluded that management fees are fair and reasonable with respect to the quality of service provided and in light of other factors that the Board deemed relevant to the structure of the Funds. The Board, to factor in economies of scale as the Funds grow, will reexamine the current fee structure when the Funds' assets reach at least $35 million. Based on their review, the Board concluded that the Advisor had the capabilities, resources and personnel necessary to manage the Funds.

The Board compared the performance of the Funds to benchmark indices over various periods of time and concluded the performance of the Funds warranted the continuation of the advisory agreement.

The Board was advised the Funds have no soft dollar arrangements with any third parties and transaction fees, when applicable in the buying and selling of underlying funds, are paid by the adviser.


                                    EXPENSE EXAMPLE

As a shareholder of the MH Elite Small Cap Fund of Funds and/or
MH Elite Fund of Funds, you incur two types of costs: (1) management fees and (2) other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2005 through December 31, 2005.

                               ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled 'Expenses Paid During Period' to estimate the expenses you paid on your account during this period.

          HYPOTHETICAL EXAMPLE FOR COMPARISION PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds.
To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                  Beginning Account 	Ending Account Value 	Expenses Paid During
                                  Value July 1, 2005      December 31, 2005        the Period*
                                                                                 July 1, 2005 to
                                                                                December 31, 2005
                                 ------------------     --------------------    ---------------------
Actual - MH Elite Small Cap
         Fund of Funds                 $1,000                  $1,080                    $6.55
Actual - MH Elite Fund of Funds        $1,000                  $1,063                    $6.50
Hypothetical (5% return
              before expenses)	       $1,000	               $1,025	                 $6.38


* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                         Board of Directors Information
          MH Elite Small Cap Fund of Funds and MH Elite Fund of Funds
                               December 31, 2005


The business and affairs of the Funds are managed under the direction of the Funds' Board of Directors. Information pertaining to the Directors of the Funds is set forth below. The Statement of Additional Information includes additional information about the Funds' Directors, and is available without
charge, by calling 1-800-318-7969.   Each director may be contacted by writing
to the director c/o MH Elite Portfolio of Funds, Inc., 220 Russell Avenue, Rahway, NJ 07065.

No Directors of the Funds hold directorships with other funds or companies.

Independent Directors

                             Vincent Farinaro
                             ----------------

Vincent Farinaro is a Director of the Fund. He serves a one-year term, and stands for reelection annually. He has been a Director since September 1998. Vincent Farinaro retired in 2005 from Converted Paper Products, a manufacturer of paperboard and boxes. Mr. Farinaro consulted on all aspects of production, sales, and distribution.

                               Howard Samms
                               ------------

Howard Samms is a Director and the Chairman of the Board of Directors of the Fund. He serves a one-year term, and stands for reelection annually. He has been a Director since September 1998. Mr. Samms retired in 2005 as the Finance Department Director for Johnson and Johnson Healthcare Systems and was responsible for all financial requirements of the Johnson and Johnson Healthcare Systems, to include monthly reporting, budget development and implementation, capital investment decisions and related asset management functions.

                               Jerome Stern
                               ------------

Jerome Stern is a Director of the Fund. He serves a one-year term, and stands for reelection annually. He has been a Director since
September 1998.   Jerome Stern has a BA Degree in chemistry from
St. Peters College. After a brief career in the laboratory of National Starch Products he turned his attention to sales. In
1957 Mr. Stern formed his own chemical distributorship as President and CEO. After 25 years of operation, he sold the company in 1982 to become sales consultant to a chemical and equipment manufacturer before retiring in 1992.

                            BOARD OF DIRECTORS INFORMATION
             MH Elite Small Cap Fund of Funds and MH Elite Fund of Funds
                                 December 31, 2005
                                  (Continued)


                                  Tice Walker
                                  -----------

Tice Walker is a Director of the Fund. He serves a one-year term, and stands for reelection annually. He has been a Director since August 2003. Mr. Tice Walker is an Assistant Vice President at American Re-Insurance. He is a Fellow of the Casualty Actuarial Society and is a member of the American Academy of Actuaries. He has over ten years of experience in insurance, reinsurance and financial consulting.


Interested Director

                                   Jeff Holcombe
                                   -------------

Jeff Holcombe is a Director of the Fund, and Vice President of MH Investment Management, Inc., adviser to the Fund. He serves a one-year term, and stands for reelection annually. He has been a Director since September 1998.

Jeff Holcombe is a Director of Development at Telcordia Technologies, Inc.. He is responsible for the planning, design, and development of software systems for the telephony industry.

Item 2. Code of Ethics

   As of the end of the period covered by this report on Form N-CSR, the Registrant has adopted a Code of Ethics (as defined in Item 2(b) of Form N-CSR) that applies to the Registrant's principal executive officer and principal financial officer. A copy of the Code of Ethics may be obtained without charge, by writing to MH Elite Portfolio of Funds Inc., 220 Russell Avenue,
Rahway, NJ 07065.

Item 3. Audit Committe Financial Expert

MH Elite Portfolio of Funds, Inc. manages a small fund with less than 15 million in assets. The Fund's management and Board of Directors have determined with a history of certified audits and the auditors satisfaction as stated in their statement of internal control exercised by the Fund, that a separate audit committee and financial expert is not required. The Fund's management is responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940).


Item 4. Principal Accountant Fees and Services

   The following table sets forth information as to the fees billed to the Registrant for each of the last two fiscal years for audit, audit related, tax and other services and products.

                  Fiscal Year Ended December 31,

                       2005             2004
                     -------          -------
Audit Fees          $ 15,500          $ 7,500
Audit-Related              0                0
Tax Fees               2,500              550
All Other Fees             0                0
                    ---------          -------
Total               $ 18,000          $ 8,050


Item 5.  Audit Committee of Listed Registrants

  Not applicable to this Registrant because it is not a 'listed issuer' within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.  (RESERVED)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

  Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8.  (RESERVED)

Item 9. Controls and Procedures

(a) DISCOSURE CONTROLS AND PROCEDURES. Based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant's management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the time periods specified in the SEC's rules and forms.

(b) CHANGE IN INTERNAL CONTROLS. There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 10.   Exhibits


  The folowing exhibits are attached to this Form N-CSR:

     Exhibit 10(a)     Code of Ethics policy for Registrant (refer to Item 2)

     Exhibit 10(b)(1) Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(b)(2) Certification of Principle Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(c)     Certification of Chief Executive Office and
                       Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002.



                                   SIGNATURES


   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 26th day of February, 2005.


                                       MH Elite Portfolio of Funds, Inc.

                                       /s/ Harvey Mersion
                                       --------------------------------
                                       Harvey Merson
                                       President
                                       (Principal Executive Office)

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 26th day of February, 2005.


                                       /s/ Jeff Holcombe
                                       ---------------------------------
                                       Jeff Holcombe
                                       Vice President
                                       (Principal Financial Office)